Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Cost:
Beginning balance	$ 251,377
Ending Balance	360,780		$ 196,749
Construction in Progress [Member]
Cost:
Ending Balance	167,417		76,082
Building [Member]
Cost:
Ending Balance	44,286		23,249
Land [Member]
Cost:
Ending Balance	6,619		3,156
Machinery [Member]
Cost:
Ending Balance	60,467		32,992
Electronic Equipment [Member]
Cost:
Ending Balance	22,682		21,350
Leasehold Improvements and Property Improvements [Member]
Cost:
Ending Balance	45,659		34,229
Containerized Solution [Member]
Cost:
Ending Balance	12,825		5,092
Others [Member]
Cost:
Ending Balance	825		599
Cost [Member]
Cost:
Beginning balance	391,246		252,929
Additions	129,245	[1]	62,167
Acquired through the business combination			1,323
Construction in progress transferred in
Disposals	(1,054)		(785)
Exchange adjustments	29		9
Ending Balance	519,466		315,643
Cost [Member] | Construction in Progress [Member]
Cost:
Beginning balance	144,098		30,095
Additions	123,936	[1]	48,159
Acquired through the business combination
Construction in progress transferred in	(100,617)		(2,172)
Disposals
Exchange adjustments
Ending Balance	167,417		76,082
Cost [Member] | Building [Member]
Cost:
Beginning balance	28,768		27,364
Additions	576	[1]	897
Acquired through the business combination			99
Construction in progress transferred in	21,889		233
Disposals
Exchange adjustments	2
Ending Balance	51,235		28,593
Cost [Member] | Land [Member]
Cost:
Beginning balance	3,133		2,058
Additions	3,438	[1]
Acquired through the business combination			1,091
Construction in progress transferred in
Disposals
Exchange adjustments	48		7
Ending Balance	6,619		3,156
Cost [Member] | Machinery [Member]
Cost:
Beginning balance	49,933		48,738
Additions	112	[1]	154
Acquired through the business combination			34
Construction in progress transferred in	34,211		948
Disposals	(423)		(9)
Exchange adjustments	(6)		1
Ending Balance	83,827		49,866
Cost [Member] | Electronic Equipment [Member]
Cost:
Beginning balance	33,264		15,286
Additions	1,012	[1]	12,749
Acquired through the business combination			18
Construction in progress transferred in	618		1
Disposals	(558)		(150)
Exchange adjustments	(16)
Ending Balance	34,320		27,904
Cost [Member] | Leasehold Improvements and Property Improvements [Member]
Cost:
Beginning balance	120,342		117,808
Additions	130	[1]	16
Acquired through the business combination
Construction in progress transferred in	33,558		773
Disposals
Exchange adjustments
Ending Balance	154,030		118,597
Cost [Member] | Containerized Solution [Member]
Cost:
Beginning balance	9,223		9,048
Additions		[1]	52
Acquired through the business combination
Construction in progress transferred in	9,912
Disposals
Exchange adjustments
Ending Balance	19,135		9,100
Cost [Member] | Others [Member]
Cost:
Beginning balance	2,485		2,532
Additions	41	[1]	140
Acquired through the business combination			81
Construction in progress transferred in	429		217
Disposals	(73)		(626)
Exchange adjustments	1		1
Ending Balance	2,883		2,345
Accumulated Depreciation [Member]
Cost:
Beginning balance	(139,869)		(98,069)
Charge for the period	(19,817)		(21,392)
Disposals	986		567
Exchange adjustments	14
Ending Balance	(158,686)		(118,894)
Accumulated Depreciation [Member] | Construction in Progress [Member]
Cost:
Beginning balance
Charge for the period
Disposals
Exchange adjustments
Ending Balance
Accumulated Depreciation [Member] | Building [Member]
Cost:
Beginning balance	(6,095)		(4,631)
Charge for the period	(855)		(713)
Disposals
Exchange adjustments	1
Ending Balance	(6,949)		(5,344)
Accumulated Depreciation [Member] | Land [Member]
Cost:
Beginning balance
Charge for the period
Disposals
Exchange adjustments
Ending Balance
Accumulated Depreciation [Member] | Machinery [Member]
Cost:
Beginning balance	(20,305)		(13,462)
Charge for the period	(3,445)		(3,417)
Disposals	386		5
Exchange adjustments	4
Ending Balance	(23,360)		(16,874)
Accumulated Depreciation [Member] | Electronic Equipment [Member]
Cost:
Beginning balance	(9,162)		(4,449)
Charge for the period	(3,006)		(2,227)
Disposals	530		122
Ending Balance	(11,638)		(6,554)
Accumulated Depreciation [Member] | Leasehold Improvements and Property Improvements [Member]
Cost:
Beginning balance	(97,247)		(70,978)
Charge for the period	(11,124)		(13,390)
Disposals
Ending Balance	(108,371)		(84,368)
Accumulated Depreciation [Member] | Containerized Solution [Member]
Cost:
Beginning balance	(5,130)		(2,893)
Charge for the period	(1,180)		(1,115)
Disposals
Exchange adjustments
Ending Balance	(6,310)		(4,008)
Accumulated Depreciation [Member] | Others [Member]
Cost:
Beginning balance	(1,930)		(1,656)
Charge for the period	(207)		(530)
Disposals	70		440
Exchange adjustments	9
Ending Balance	$ (2,058)		$ (1,746)

[1]	For the six months ended June 30, 2025, the additions of construction in progress are inclusive of capitalized interest from borrowings, including borrowings from a related party and lease liabilities amounting to approximately US$5.5 million and US$0.2 million, respectively. Interests were capitalized at a capitalization rate of 12.0% per annum, which represents the weighted average of the borrowing costs applicable to the Group’s borrowings that were outstanding during the period. There was no interest capitalized for the six months ended June 30, 2024. Construction in progress primarily represents the construction of mining datacenters.